LORD ABBETT AFFILIATED FUND, INC.
LORD ABBETT BLEND TRUST
        Lord Abbett Small-Cap Blend Fund
LORD ABBETT BOND-DEBENTURE FUND, INC.
LORD ABBETT DEVELOPING GROWTH FUND, INC.
LORD ABBETT GLOBAL FUND, INC.
        Equity Series
        Income Series
LORD ABBETT INVESTMENT TRUST
        Balanced Series
        Lord Abbett Core Fixed Income Fund
        Lord Abbett High Yield Fund
        Lord Abbett Limited Duration U.S. Government &
                 Government Sponsored Enterprises Fund
        Lord Abbett Total Return Fund
        Lord Abbett U.S. Government & Government Sponsored
                Enterprises Fund
        Lord Abbett Convertible Fund
LORD ABBETT LARGE-CAP GROWTH FUND
LORD ABBETT MID-CAP VALUE FUND, INC.
LORD ABBETT RESEARCH FUND, INC.
        Lord Abbett Growth Opportunities Fund
        Large-Cap Series
        Small-Cap Value Series
        Lord Abbett America's Value Fund
LORD ABBETT SECURITIES TRUST
        Alpha Series
        Lord Abbett All Value Fund
        Lord Abbett International Opportunities Fund
        Lord Abbett Large-Cap Value Fund
        Lord Abbett Micro-Cap Growth Fund
        Lord Abbett Micro-Cap Value Fund
LORD ABBETT TAX-FREE INCOME FUND, INC.
        Lord Abbett California Tax-Free Income Fund
        Lord Abbett Connecticut Tax-Free Income Fund
        Lord Abbett Hawaii Tax-Free Income Fund
        Lord Abbett Minnesota Tax-Free Income Fund
        Lord Abbett Missouri Tax-Free Income Fund
        Lord Abbett National Tax-Free Income Fund
        Lord Abbett New Jersey Tax-Free Income Fund
        Lord Abbett New York Tax-Free Income Fund
        Lord Abbett Texas Tax-Free Income Fund
        Lord Abbett Washington Tax-Free Income Fund
LORD ABBETT TAX-FREE INCOME TRUST
        Florida Series
        Georgia Series
        Michigan Series
        Pennsylvania Series
        Lord Abbett Insured Intermediate Tax-Free Fund




                   SUPPLEMENT DATED NOVEMBER 17, 2003 TO THE
                  STATEMENTS OF ADDITIONAL INFORMATION ("SAI")
                              (CLASS A, B, C, & P)

With respect to Class A, B, C, & P of the Funds, Portfolios, and/or Series of the above referenced investment companies, the section entitled "Purchases, Redemptions, and Pricing" is amended as follows:

1. Items (g) and (j) in the first paragraph under "NET ASSET VALUE PURCHASES OF CLASS A SHARES" are replaced with the following:

g) purchases made by or on behalf of Financial Intermediaries* for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services (including so-called "mutual fund wrap account programs"), provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases.

j) purchases through a broker-dealer operating in an omnibus environment with Lord Abbett that features ten or fewer preferred mutual fund families, including the Lord Abbett-sponsored funds, and that does not offer (directly or through affiliates) a mutual fund wrap account program, so long as the purchases are within 30 days of and with the proceeds from a redemption of a non-Lord Abbett-sponsored fund.

In addition, the following new item is being added:

k) purchases through a broker-dealer for clients that participate in an arrangement with the broker-dealer under which the client pays the broker-dealer a fee based on the total asset value of the client's account for all or a specified number of securities transactions, including purchases of mutual fund shares, in the account during a certain period.

*As defined in the Prospectus

2.  The following is added under "Letter of Intention":

The term  "Purchaser"  for  purposes of this section and the  following  section entitled "Rights of Accumulation" includes: (1) an individual; (2) an individual, his or her spouse, and children under the age of 21; (3) a Retirement and Benefit Plan* including a 401(k) plan, profit-sharing plan, money purchase plan, defined benefit plan, SIMPLE IRA plan, SEP IRA plan, and 457(b) plan sponsored by a governmental entity, non-profit organization, school district or church to which employer contributions are made; or (4) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account. An individual may include under item (1) his or her holdings in Eligible Funds as described in the Prospectus in Individual Retirement Accounts ("IRAs"), as a sole participant of a Retirement and Benefit Plan sponsored by the individual's business, and as a participant in a 403(b) plan to which only pre-tax salary deferrals are made. An individual and his or her spouse may include under item (2) their holdings in IRAs, and as the sole participants in Retirement and Benefit Plans sponsored by a business owned by either or both of them. A Retirement and Benefit Plan includes all qualified Retirement and Benefit Plans of a single employer and its consolidated subsidiaries, and all qualified Retirement and Benefit Plans of multiple employers registered in the name of a single bank trustee. A Purchaser may include holdings of Class A, B, C, and P shares of Eligible Funds as described in the Prospectus in accounts with Financial Intermediaries for purposes of calculating the front-end sales charges.

*As defined in the Prospectus